Government Grant Liabilities (Details) - Schedule of Government Grant Liabilities - CAD ($)		9 Months Ended	12 Months Ended
	Jun. 06, 2023	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Government Grant Liabilities Abstract
Balance		$ 1,468,296
Balance		1,654,595	$ 1,468,296
Current		575,833	1,468,296	$ 1,409,694
Non-current		1,078,762	899,489	1,409,694
Accretion interest expense		198,033		4,984	$ 29,942
Foreign exchange loss (gain)	$ (1,605,561)	$ (11,734)	$ (213,333)	$ (55,852)